Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio - Investor Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	1.22%
Annual Return 2016	2.81%
Annual Return 2017	23.74%
Annual Return 2018	(5.00%)
Annual Return 2019	30.07%
Annual Return 2020	33.54%
Annual Return 2021	24.46%
Annual Return 2022	(20.88%)
Annual Return 2023	28.92%
Annual Return 2024	25.42%